Subsequent Events-Additional Information (Table) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Subsequent Event [Line Items]
Preferred stock dividend rate	7.625%
January 6, 2014, Dividend declared for fourth quarter of 2013 [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.27
Date of payment of dividends	Feb. 04, 2014
Dividends date of record	Jan. 21, 2014
January 2, 2014, Series B Preferred Stock Dividend declared for period October 15, 2013 to January 14, 2014 [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.476563
Date of payment of dividends	Jan. 15, 2014
Dividends date of record	Jan. 14, 2014
Preferred stock dividend rate	7.625%
January 21, 2014, Four million Series C Cumulative Redeemable Perpetual Preferred Stock offering [Member]
Subsequent Event [Line Items]
Preferred stock dividend rate	8.50%
Follow-on offering proceeds, net	$ 96,440
Sale and lease back transaction - Delivery of the 9403 TEU, MSC Azov (Hull H1068A) [Member]
Subsequent Event [Line Items]
Sale Leaseback Transaction, Lease Terms	The Company agreed with a financial institution to refinance the then outstanding balance of the loan relating to MSC Azov (Hull H1068A), under a ten-year sale and leaseback transaction. Under the sale and leaseback transaction, the vessel MSC Azov (Hull H1068A) was chartered back on a bareboat basis to Adele Shipping Co., wholly-owned subsidiary of the Company and remained on time charter to its current time charterer.
Delivery date	January 14, 2014
Swap termination due to sale and leaseback transaction [Member]
Subsequent Event [Line Items]
Interest rate swap termination date	January 14, 2014
Interest rate swap settlement amount	3,021
January 2014, Investments in Affiliates [Member]
Subsequent Event [Line Items]
Invested amount in affiliates for newbuilds	17,613
Invested amount in affiliates for swaption agreement	$ 6,669